JOINT VENTURES/NON-CONTROLLING INTERESTS (Narrative) (Details)	12 Months Ended
Dec. 31, 2015 USD ($) yr
Joint Ventures/non-controlling Interests 1	60.00%
Joint Ventures/non-controlling Interests 2	40.00%
Joint Ventures/non-controlling Interests 3	40.00%
Joint Ventures/non-controlling Interests 4	10.00%
Joint Ventures/non-controlling Interests 5	10.00%
Joint Ventures/non-controlling Interests 6	$ 757,190
Joint Ventures/non-controlling Interests 7	300,000
Joint Ventures/non-controlling Interests 8	704,460
Joint Ventures/non-controlling Interests 9	11,040
Joint Ventures/non-controlling Interests 10	7,360
Joint Ventures/non-controlling Interests 11	$ 400,000
Joint Ventures/non-controlling Interests 12	32.65%
Joint Ventures/non-controlling Interests 13	67.35%
Joint Ventures/non-controlling Interests 14	$ 11,000
Joint Ventures/non-controlling Interests 15	32.49%
Joint Ventures/non-controlling Interests 16	67.51%
Joint Ventures/non-controlling Interests 17	100.00%
Joint Ventures/non-controlling Interests 18	40.00%
Joint Ventures/non-controlling Interests 19	60.00%
Joint Ventures/non-controlling Interests 20	100.00%
Joint Ventures/non-controlling Interests 21	$ 32,801,000
Joint Ventures/non-controlling Interests 22	5,193,883
Joint Ventures/non-controlling Interests 23	12,388,606
Joint Ventures/non-controlling Interests 24	3,462,588
Joint Ventures/non-controlling Interests 25	$ 15,024,334
Joint Ventures/non-controlling Interests 26	100.00%
Joint Ventures/non-controlling Interests 27	$ 17,900,000
Joint Ventures/non-controlling Interests 28	$ 34,100,000
Joint Ventures/non-controlling Interests 29	70.00%
Joint Ventures/non-controlling Interests 30	1.00%
Joint Ventures/non-controlling Interests 31	95.00%
Joint Ventures/non-controlling Interests 32	99.00%
Joint Ventures/non-controlling Interests 33	1.00%
Joint Ventures/non-controlling Interests 34 | yr	10
Joint Ventures/non-controlling Interests 35	100.00%